Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Nov. 30, 2022	Aug. 31, 2022
Current
Cash	$ 6,851,735	$ 8,601,706
Restricted cash	47,455	47,455
Accounts and other receivables	9,431,647	8,404,009
Government remittances	881,445	874,334
Publisher advance, current	739,572	1,490,648
Prepaid expenses and other	1,546,828	2,064,221
Promissory notes receivable		576,528
Total current assets	19,498,682	22,058,901
Non-Current
Publisher advance, non-current
Investment at FVTPL	2,629,851	2,629,851
Property and equipment	104,035	127,390
Goodwill	15,189,874	15,200,188
Intangible assets	2,374,695	2,667,363
Right-of-use assets	8,084	11,115
Total Non-Current	20,306,539	20,635,907
Total assets	39,805,221	42,694,808
Current
Accounts payable	14,158,792	12,772,375
Accrued liabilities	3,216,295	3,756,758
Players liability account	47,455	47,455
Deferred revenue	1,891,045	1,077,923
Lease liabilities, current	385,665	388,834
Promissory notes payable	784,407	771,762
Warrant liability	21,194	49,894
Convertible debt, current	295,227	2,267,367
Arbitration reserve	563,779	692,613
Total current liabilities	21,363,859	21,824,981
Convertible debt, non-current	6,483,061	4,983,236
Total Non-current liabilities	6,483,061	4,983,236
Total liabilities	27,846,920	26,808,217
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	126,847,679	124,897,859
Contributed surplus	20,150,223	20,351,522
Foreign currency translation reserve	(2,380,348)	(2,069,219)
Deficit	(132,659,253)	(127,293,571)
Total equity	11,958,301	15,886,591
Total liabilities and equity	$ 39,805,221	$ 42,694,808